ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule Of Acquired Liabilities [Table Text Block]

The acquisition-date fair value of the consideration transferred totaled $50,927,000 which consisted of the following:

(Amounts in thousands of USD)

Note	$5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	$50,927

Schedule Of Warrants Valuation Assumptions [Table Text Block]

The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$7.29
Risk-free interest rate	2.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date. The purchase price allocation has been prepared on a preliminary basis and is subject to change as additional information becomes available concerning the fair value and tax basis of the acquired assets and liabilities. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from March 13, 2012, the acquisition date.

At March 13, 2012

(Amounts in thousands of USD)

Cash and cash equivalent	$1,631
Account receivables	350
Inventories	38
Prepaid expenses and other current assets	431
Property and equipment, net	57
Intangible assets	49,282
Goodwill	20,461
Total identifiable assets acquired	72,250

Current liabilities	(459)
Deferred Tax Liabilities	(20,858)
Long term liabilities	(6)
Total liabilities assumed	(21,323)
Net identifiable assets acquired	$72,250
Net assets acquired	$50,927

Schedule Of Business Acquisition Income Statement [Table Text Block]

The amounts of revenues and earnings of Éclat Pharmaceuticals included in the Company’s consolidated income statement from the acquisition date to the period ending June 30, 2012 (in thousands) are as follows:

Revenue and earnings included in the consolidated income statement from March 13, 2012 to June 30, 2012

Revenues	$157
Net Income/(Loss)	$(2,546)

Business Acquisition, Pro Forma Information [Table Text Block]

The following supplemental pro forma information presents Flamel’s financial results for the six month period as if the acquisition of Éclat Pharmaceuticals had occurred on January 1, 2011 (in thousands):

		Consolidated

		Six months ended June 30,
		2011	2012
		(unaudited)
Revenues		$13,532	$13,605

Net Income/(Loss) …………	(a)	$(10,549)	$(6,430)